Expense Example, No Redemption - Class A C Shares - Federated Hermes Emerging Markets Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	778	1,252	1,751	3,117	316	966	1,640	3,266